OTHER INVESTMENTS, PURCHASE DEPOSITS AND NOTES RECEIVABLE (Details Narrative) - USD ($)			2 Months Ended	12 Months Ended
	Oct. 04, 2023	Oct. 03, 2023	Dec. 31, 2023	Oct. 31, 2023
IfrsStatementLineItems [Line Items]
Total consideration			$ 750,000
High Street Capital Partners [Member]
IfrsStatementLineItems [Line Items]
Total consideration			3,000,000
Iron Flag Draw Down Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Aggregate amount	$ 4,000,000
Outstanding balance			2,152,859	$ 1,170,101
Accrued interest receivable			39,513	8,758
New Jersey Retail Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Outstanding balance			250,000	250,000
Accrued interest receivable			$ 6,750	$ 1,667
Promissory note		$ 250,000